Subsequent Events (Details) - USD ($)		1 Months Ended		6 Months Ended
	Mar. 03, 2022	Feb. 21, 2022	Jan. 21, 2022	Dec. 31, 2021	Mar. 18, 2022
Subsequent Events (Details) [Line Items]
Exercisable per share (in Dollars per share)				$ 0.4
Aggregate fee percentage				6.50%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate of ordinary shares			16,000,000
Purchase price per share (in Dollars per share)			$ 1
Aggregate of proceeds (in Dollars)			$ 16,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Sale of ordinary shares and warrants, description		the Company and certain institutional investors entered into a SPA, pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase one ordinary share, at a purchase price of $0.4 per unit, for gross proceeds of approximately $10.0 million (the “Offering”) before deducting placement agent fees and other estimated offering expenses. An aggregate of 25,000,000 ordinary shares and warrants to purchase an aggregate of 25,000,000 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA. The Offering closed on February 24, 2022.
Converted warrants	150,979
Ordinary shares issued	150,979				4,570,000
Weighted exercise price (in Dollars per share)	$ 0.21
Gross proceeds (in Dollars)	$ 31,000
Shares issued					320,000
Remaining shares are vesting					4,250,000